Recapitalization and Merger	12 Months Ended
Dec. 31, 2012
Recapitalization and Merger [Abstract]
Recapitalization and Merger

2. Recapitalization and Merger

On April 23, 2002, Provectus Pharmaceutical, Inc., a Nevada corporation and a Merger “blank check” public company, acquired Provectus Pharmaceuticals, Inc., a privately-held Tennessee corporation (“PPI”), by issuing 6,680,000 shares of common stock of Provectus Pharmaceutical to the stockholders of PPI in exchange for all of the issued and outstanding shares of PPI, as a result of which Provectus Pharmaceutical changed its name to Provectus Pharmaceuticals, Inc. (the “Company”) and PPI became a wholly-owned subsidiary of the Company. Prior to the transaction, PPI had no significant operations and had not generated any revenues.

For financial reporting purposes, the transaction has been reflected in the accompanying financial statements as a recapitalization of PPI and the financial statements reflect the historical financial information of PPI which was incorporated on January 17, 2002. Therefore, for accounting purposes, the shares recorded as issued in the reverse merger are the 265,763 shares owned by Provectus Pharmaceuticals, Inc. shareholders prior to the reverse merger.

The issuance of 6,680,000 shares of common stock of Provectus Pharmaceutical, Inc. to the stockholders of PPI in exchange for all of the issued and outstanding shares of PPI was done in anticipation of PPI acquiring Valley Pharmaceuticals, Inc, which owned the intellectual property to be used in the Company’s operations.

On November 19, 2002, the Company acquired Valley Pharmaceuticals, Inc, (“Valley”) a privately-held Tennessee corporation by merging PPI with and into Valley and naming the surviving company Xantech Pharmaceuticals, Inc. Valley had no significant operations and had not generated any revenues. Valley was formed to hold certain intangible assets which were transferred from an entity which was majority owned by the shareholders of Valley. Those shareholders gave up their shares of the other company in exchange for the intangible assets in a non-pro-rata split-off. The intangible assets were valued based on the market price of the stock given up in the split-off. The shareholders of Valley also owned the majority of the shares of the Company at the time of the transaction. The Company issued 500,007 shares of stock in exchange for the net assets of Valley which were valued at $12,226,320 and included patents of $11,715,445 and equipment and furnishings of $510,875.